Quarterly Holdings Report
for
Fidelity® Equity Market Neutral Fund
October 31, 2025
EMN-NPRT3-1225
1.9911988.101
Common Stocks - 89.8%
	Shares	Value ($)
AUSTRALIA - 2.8%
Materials - 2.8%
Chemicals - 1.4%
Orica Ltd	15,916	231,708
Metals & Mining - 1.4%
BHP Group Ltd (United Kingdom)	7,811	222,157
TOTAL AUSTRALIA		453,865
BERMUDA - 1.3%
Financials - 1.3%
Insurance - 1.3%
RenaissanceRe Holdings Ltd	798	202,764
CANADA - 5.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
TELUS Corp	6,487	94,861
Consumer Discretionary - 1.3%
Automobile Components - 0.7%
Magna International Inc	2,381	112,485
Specialty Retail - 0.6%
Aritzia Inc Subordinate Voting Shares (a)	1,477	103,170
TOTAL CONSUMER DISCRETIONARY		215,655

Financials - 2.0%
Banks - 2.0%
Royal Bank of Canada	2,144	314,091
Materials - 1.4%
Containers & Packaging - 1.4%
CCL Industries Inc Class B	3,888	216,889
Utilities - 0.6%
Electric Utilities - 0.6%
Emera Inc	2,087	99,220
TOTAL CANADA		940,716
CHINA - 3.5%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
PDD Holdings Inc Class A ADR (a)	1,737	234,269
Industrials - 0.8%
Ground Transportation - 0.8%
Full Truck Alliance Co Ltd ADR	9,521	123,773
Utilities - 1.2%
Gas Utilities - 1.2%
ENN Energy Holdings Ltd	22,900	199,366
TOTAL CHINA		557,408
FINLAND - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Elisa Oyj A Shares	1,436	63,295
FRANCE - 4.8%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
TotalEnergies SE	2,528	157,836
Financials - 2.3%
Banks - 1.1%
BNP Paribas SA	2,246	173,970
Insurance - 1.2%
SCOR SE	6,376	193,140
TOTAL FINANCIALS		367,110

Industrials - 0.9%
Building Products - 0.9%
Cie de Saint-Gobain SA	1,496	145,205
Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	481	93,092
TOTAL FRANCE		763,243
GERMANY - 1.9%
Health Care - 1.9%
Health Care Providers & Services - 1.9%
Fresenius SE & Co KGaA	5,154	297,157
INDONESIA - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Nickel Industries Ltd	321,253	155,545
IRELAND - 0.7%
Industrials - 0.7%
Building Products - 0.7%
Kingspan Group PLC	1,457	108,994
ITALY - 1.6%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
De' Longhi SpA	1,816	66,187
Financials - 1.2%
Financial Services - 1.2%
Nexi SpA (b)(c)	36,097	189,979
TOTAL ITALY		256,166
JAPAN - 5.5%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
Nifco Inc/Japan	4,000	116,280
Consumer Staples - 1.3%
Household Products - 1.3%
Lion Corp	21,400	211,001
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 2.4%
Ibiden Co Ltd	3,900	369,856
Materials - 1.1%
Chemicals - 1.1%
Kuraray Co Ltd	16,600	180,154
TOTAL JAPAN		877,291
KOREA (SOUTH) - 4.6%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
KT Corp	3,840	131,854
Information Technology - 3.8%
Semiconductors & Semiconductor Equipment - 1.9%
SK Hynix Inc	770	301,156
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co Ltd	3,997	300,629
TOTAL INFORMATION TECHNOLOGY		601,785

TOTAL KOREA (SOUTH)		733,639
NETHERLANDS - 2.3%
Financials - 1.7%
Banks - 1.7%
ABN AMRO Bank NV depository receipt (b)(c)	9,024	269,503
Industrials - 0.6%
Electrical Equipment - 0.6%
TKH Group NV depository receipt	2,252	99,626
TOTAL NETHERLANDS		369,129
NORWAY - 0.7%
Financials - 0.7%
Insurance - 0.7%
Storebrand ASA A Shares	7,545	117,019
SPAIN - 3.4%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (b)(c)	2,375	73,938
Consumer Discretionary - 1.9%
Specialty Retail - 1.9%
Industria de Diseno Textil SA	5,646	311,727
Industrials - 1.0%
Machinery - 1.0%
Fluidra SA	5,718	165,562
TOTAL SPAIN		551,227
SWEDEN - 1.3%
Consumer Discretionary - 1.3%
Automobile Components - 1.3%
Autoliv Inc	1,735	202,648
SWITZERLAND - 2.5%
Consumer Discretionary - 2.0%
Textiles, Apparel & Luxury Goods - 2.0%
Cie Financiere Richemont SA Series A	1,587	313,918
Materials - 0.5%
Chemicals - 0.5%
DSM-Firmenich AG	1,137	92,675
TOTAL SWITZERLAND		406,593
TAIWAN - 3.4%
Communication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Far EasTone Telecommunications Co Ltd	67,000	201,361
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	7,000	338,111
TOTAL TAIWAN		539,472
THAILAND - 1.8%
Consumer Staples - 1.8%
Consumer Staples Distribution & Retail - 1.8%
CP ALL PCL	200,000	283,863
UNITED KINGDOM - 7.5%
Communication Services - 1.6%
Interactive Media & Services - 1.2%
Auto Trader Group PLC (b)(c)	19,242	197,406
Media - 0.4%
WPP PLC	16,455	62,178
TOTAL COMMUNICATION SERVICES		259,584

Financials - 2.1%
Banks - 2.1%
Standard Chartered PLC	15,428	316,694
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
Convatec Group PLC (b)(c)	71,469	229,277
Industrials - 1.4%
Professional Services - 1.4%
RELX PLC	5,024	222,043
Utilities - 1.0%
Multi-Utilities - 1.0%
Centrica PLC	69,958	164,783
TOTAL UNITED KINGDOM		1,192,381
UNITED STATES - 33.0%
Communication Services - 1.7%
Interactive Media & Services - 1.7%
Meta Platforms Inc Class A	412	267,120
Consumer Discretionary - 2.4%
Hotels, Restaurants & Leisure - 2.4%
Carnival Corp (a)	3,467	99,954
Expedia Group Inc Class A	1,301	286,220
		386,174
Consumer Staples - 2.9%
Consumer Staples Distribution & Retail - 2.3%
Dollar General Corp	1,777	175,319
Dollar Tree Inc (a)	1,968	195,068
		370,387
Food Products - 0.6%
Darling Ingredients Inc (a)	2,810	90,060
TOTAL CONSUMER STAPLES		460,447

Energy - 0.9%
Energy Equipment & Services - 0.9%
Valaris Ltd (a)	2,588	145,239
Financials - 7.2%
Banks - 4.0%
Comerica Inc	1,551	118,652
JPMorgan Chase & Co	829	257,918
Wells Fargo & Co	3,050	265,259
		641,829
Capital Markets - 2.0%
Morgan Stanley	1,946	319,145
Financial Services - 1.2%
Apollo Global Management Inc	1,481	184,103
TOTAL FINANCIALS		1,145,077

Health Care - 4.4%
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp (a)	3,089	311,124
Insulet Corp (a)	693	216,916
		528,040
Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co	3,735	172,071
TOTAL HEALTH CARE		700,111

Industrials - 5.0%
Aerospace & Defense - 2.0%
L3Harris Technologies Inc	1,104	319,166
Air Freight & Logistics - 1.5%
FedEx Corp	919	233,261
Building Products - 0.5%
Fortune Brands Innovations Inc	1,791	90,982
Electrical Equipment - 1.0%
NEXTracker Inc Class A (a)	1,548	156,689
TOTAL INDUSTRIALS		800,098

Information Technology - 5.9%
IT Services - 1.9%
Cognizant Technology Solutions Corp Class A	4,329	315,497
Software - 4.0%
Fair Isaac Corp (a)	196	325,268
Microsoft Corp	595	308,097
		633,365
TOTAL INFORMATION TECHNOLOGY		948,862

Materials - 1.3%
Metals & Mining - 1.3%
Steel Dynamics Inc	1,314	206,035
Real Estate - 0.4%
Residential REITs - 0.4%
Sun Communities Inc	680	86,088
Utilities - 0.9%
Electric Utilities - 0.9%
NRG Energy Inc	812	139,550
TOTAL UNITED STATES		5,284,801
TOTAL COMMON STOCKS (Cost $12,734,731)		14,357,216

Money Market Funds - 8.5%
	Yield (%)	Shares	Value ($)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class (d) (Cost $1,367,222)	4.13	1,367,192	1,367,465

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $14,101,953)	15,724,681
NET OTHER ASSETS (LIABILITIES) - 1.7%	278,059
NET ASSETS - 100.0%	16,002,740

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	189	USD	124	HSBC Bank PLC	11/3/2025	0
CHF	13,000	USD	16,255	Goldman Sachs International	11/25/2025	(61)
CHF	34,000	USD	42,825	HSBC Bank PLC	11/25/2025	(472)
CHF	32,000	USD	40,081	Morgan Stanley	11/25/2025	(219)
EUR	86	USD	100	HSBC Bank PLC	11/3/2025	0
HKD	19,807	USD	2,549	HSBC Bank PLC	11/3/2025	0
HKD	135,000	USD	17,383	Goldman Sachs International	11/25/2025	(2)
JPY	14,198,000	USD	92,723	Goldman Sachs International	11/25/2025	(397)
JPY	11,242,000	USD	73,026	HSBC Bank PLC	11/25/2025	78
KRW	34,898,000	USD	24,377	UBS AG	11/25/2025	64
NOK	82,000	USD	8,212	Goldman Sachs International	11/25/2025	(117)
NOK	107,000	USD	10,695	HSBC Bank PLC	11/25/2025	(132)
SEK	289,000	USD	30,852	Morgan Stanley	11/25/2025	(393)
THB	347,000	USD	10,721	Goldman Sachs International	11/25/2025	4
THB	1,166,000	USD	35,747	Goldman Sachs International	11/25/2025	289
TWD	5,020,000	USD	163,093	Goldman Sachs International	11/25/2025	249
USD	371,944	AUD	571,000	Goldman Sachs International	11/25/2025	(1,754)
USD	14,412	AUD	22,000	HSBC Bank PLC	11/25/2025	14
USD	951,138	CAD	1,329,000	Goldman Sachs International	11/25/2025	2,560
USD	12,166	CAD	17,000	UBS AG	11/25/2025	33
USD	396,206	CHF	315,000	UBS AG	11/25/2025	3,816
USD	13,118	CNY	93,000	HSBC Bank PLC	11/25/2025	35
USD	225,990	CNY	1,607,000	Morgan Stanley	11/25/2025	(81)
USD	4,562	EUR	3,927	HSBC Bank PLC	11/3/2025	36
USD	63,708	EUR	55,000	HSBC Bank PLC	11/25/2025	237
USD	224,239	EUR	192,000	JPMorgan Chase Bank NA	11/25/2025	2,668
USD	2,228,957	EUR	1,919,000	JPMorgan Chase Bank NA	11/25/2025	14,401
USD	1,345	GBP	1,025	HSBC Bank PLC	11/3/2025	(2)
USD	1,644	GBP	1,234	HSBC Bank PLC	11/3/2025	23
USD	1,145,630	GBP	858,000	Goldman Sachs International	11/25/2025	18,423
USD	270,886	GBP	204,000	JPMorgan Chase Bank NA	11/25/2025	2,879
USD	46,038	GBP	35,000	JPMorgan Chase Bank NA	11/25/2025	56
USD	210,340	HKD	1,634,000	UBS AG	11/25/2025	(32)
USD	3,735	HKD	29,000	UBS AG	11/25/2025	1
USD	88,542	JPY	13,586,739	Goldman Sachs International	11/4/2025	380
USD	72,601	JPY	11,199,237	HSBC Bank PLC	11/5/2025	(77)
USD	923,134	JPY	140,442,000	Goldman Sachs International	11/25/2025	9,878
USD	32,008	JPY	4,917,000	HSBC Bank PLC	11/25/2025	34
USD	57,015	JPY	8,644,000	UBS AG	11/25/2025	805
USD	34,755	KRW	49,607,000	Goldman Sachs International	11/25/2025	13
USD	314,693	KRW	452,390,000	Goldman Sachs International	11/25/2025	(2,130)
USD	29,697	KRW	42,613,000	UBS AG	11/25/2025	(146)
USD	41,454	NOK	417,000	HSBC Bank PLC	11/25/2025	286
USD	146,671	NOK	1,465,000	UBS AG	11/25/2025	2,041
USD	1,494	SEK	14,000	Goldman Sachs International	11/25/2025	18
USD	6,732	SEK	63,000	HSBC Bank PLC	11/25/2025	93
USD	2,015	SEK	19,000	HSBC Bank PLC	11/25/2025	13
USD	2,131	SEK	20,000	JPMorgan Chase Bank NA	11/25/2025	23
USD	9,807	THB	317,000	Goldman Sachs International	11/25/2025	10
USD	3,493	THB	113,000	Goldman Sachs International	11/25/2025	0
USD	62,159	THB	2,036,000	HSBC Bank PLC	11/25/2025	(765)
USD	8,555	TWD	262,000	Goldman Sachs International	11/25/2025	30
USD	9,524	TWD	292,000	Goldman Sachs International	11/25/2025	22

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						52,732
Unrealized Appreciation						59,512
Unrealized Depreciation						(6,780)

Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.20% plus or minus a specified spread ranging from (.76)% to (.09)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International Ltd.	Jun 2039 - Oct 2040	2,292,739	(3,456)	5,325	1,869

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -(1716.6)%
Health Care - (1716.6)%
Health Care Equipment & Supplies - (1716.6)%
Dexcom Inc (1)				3,215	187,177	(32,086)
TOTAL HEALTH CARE					187,177	(32,086)
TOTAL UNITED STATES					187,177	(32,086)
TOTAL LONG					187,177	(32,086)

SHORT
Common Stocks
KOREA (SOUTH) -434.4%
Communication Services - 434.4%
Interactive Media & Services - 434.4%
Kakao Corp				(4,671)	(212,755)	8,120
TOTAL COMMUNICATION SERVICES					(212,755)	8,120
TOTAL KOREA (SOUTH)					(212,755)	8,120
THAILAND -483.3%
Information Technology - 483.3%
Electronic Equipment, Instruments & Components - 483.3%
Delta Electronics Thailand PCL depository receipt				(28,000)	(187,473)	9,034
TOTAL INFORMATION TECHNOLOGY					(187,473)	9,034
TOTAL THAILAND					(187,473)	9,034
TAIWAN -6.7%
Financials - 6.7%
Insurance - 6.7%
Fubon Financial Holding Co Ltd				(3,075)	(9,111)	124
TOTAL FINANCIALS					(9,111)	124
TOTAL TAIWAN					(9,111)	124
UNITED STATES -607.3%
Textiles, Apparel & Luxury Goods - (176.2)%
Lululemon Athletica Inc (1)				(1,307)	(222,896)	(3,294)
TOTAL TEXTILES, APPAREL & LUXURY GOODS					(222,896)	(3,294)
Energy - 453.1%
Energy Equipment & Services - 453.1%
NOV Inc				(16,288)	(237,805)	8,470
TOTAL ENERGY					(237,805)	8,470
Financials - 708.6%
Capital Markets - 421.8%
Carlyle Group Inc/The				(3,229)	(172,170)	10,494
CME Group Inc Class A				(778)	(206,551)	(2,023)
MarketAxess Holdings Inc				(806)	(129,008)	(64)
T Rowe Price Group Inc				(1,308)	(134,109)	(523)
					(641,838)	(7,884)
Financial Services - 286.8%
WEX Inc (1)				(947)	(138,148)	5,360
TOTAL FINANCIALS					(779,986)	(13,244)
Industrials - (342.2)%
Building Products - (191.3)%
Lennox International Inc				(384)	(193,920)	(3,575)
Machinery - (150.9)%
Federal Signal Corp				(1,248)	(147,301)	(2,820)
TOTAL INDUSTRIALS					(341,221)	(6,395)
Information Technology - (36.0)%
Semiconductors & Semiconductor Equipment - (36.0)%
Texas Instruments Inc				(708)	(114,314)	(673)
TOTAL INFORMATION TECHNOLOGY					(114,314)	(673)
TOTAL UNITED STATES					(1,696,222)	11,352
TOTAL COMMON STOCKS					(2,105,562)	28,630
TOTAL SHORT					(2,105,562)	28,630

TOTAL SWAP COMPONENTS					(1,918,384)	3,456

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 3.54% plus or minus a specified spread ranging from (.10)% to (.02)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International Ltd.	Oct 2039 - Aug 2040	47,480	(407)	104	(303)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA benchmark of 2.26% plus or minus a specified spread of (.25)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International Ltd.	Oct 2040	97,602	1,125	28	1,153

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging from (4.50)% to (.20)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International Ltd.	Jun 2039 - Sep 2040	892,242	1,524	1,083	2,607

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
AUSTRIA -(80.0)%
Energy - (80.0)%
Oil, Gas & Consumable Fuels - (80.0)%
OMV AG				(3,758)	(205,581)	(2,086)
TOTAL ENERGY					(205,581)	(2,086)
TOTAL AUSTRIA					(205,581)	(2,086)
GERMANY -56.8%
Information Technology - 56.8%
Software - 56.8%
Nemetschek SE				(1,431)	(164,944)	1,482
TOTAL INFORMATION TECHNOLOGY					(164,944)	1,482
TOTAL GERMANY					(164,944)	1,482
FINLAND -141.8%
Industrials - 111.3%
Machinery - 111.3%
Metso Oyj				(8,650)	(141,680)	2,901
TOTAL INDUSTRIALS					(141,680)	2,901
Materials - 30.5%
Containers & Packaging - 30.5%
Huhtamaki Oyj				(1,716)	(57,677)	794
TOTAL MATERIALS					(57,677)	794
TOTAL FINLAND					(199,357)	3,695
FRANCE -31.8%
Financials - (35.9)%
Financial Services - (35.9)%
Worldline SA/France (1)				(22,663)	(61,414)	(936)
TOTAL FINANCIALS					(61,414)	(936)
Health Care - 4.1%
Health Care Equipment & Supplies - 4.1%
EssilorLuxottica SA				(94)	(34,379)	108
TOTAL HEALTH CARE					(34,379)	108
TOTAL FRANCE					(95,793)	(828)
ITALY -(28.3)%
Energy - (15.3)%
Oil, Gas & Consumable Fuels - (15.3)%
Eni SpA				(9,854)	(181,703)	(400)
TOTAL ENERGY					(181,703)	(400)
Energy - (13.0)%
Electric Utilities - (13.0)%
Enel SpA				(4,435)	(44,863)	(339)
TOTAL ENERGY					(44,863)	(339)
TOTAL ITALY					(226,566)	(739)
TOTAL COMMON STOCKS					(892,242)	1,524
TOTAL SHORT					(892,242)	1,524

TOTAL SWAP COMPONENTS					(892,242)	1,524

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA benchmark of 3.97% plus or minus a specified spread of (.17)% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International Ltd.	Aug 2039 - Apr 2040	465,109	(263)	555	292

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CHILE -853.7%
Materials - 853.7%
Metals & Mining - 853.7%
Antofagasta PLC				(2,965)	(108,674)	2,493
TOTAL MATERIALS					(108,674)	2,493
TOTAL CHILE					(108,674)	2,493
UNITED KINGDOM -381.9%
Industrials - 381.9%
Trading Companies & Distributors - 381.9%
Howden Joinery Group PLC				(11,322)	(128,435)	1,116
TOTAL INDUSTRIALS					(128,435)	1,116
TOTAL UNITED KINGDOM					(128,435)	1,116
UNITED STATES -(1325.6)%
Health Care - (1325.6)%
Pharmaceuticals - (1325.6)%
GSK PLC				(9,738)	(228,000)	(3,872)
TOTAL HEALTH CARE					(228,000)	(3,872)
TOTAL UNITED STATES					(228,000)	(3,872)
TOTAL COMMON STOCKS					(465,109)	(263)
TOTAL SHORT					(465,109)	(263)

TOTAL SWAP COMPONENTS					(465,109)	(263)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the HIBOR-1M benchmark of 3.43% plus or minus a specified spread of (.25)% on short/long CFDs, respectively, which is denominated in HKD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International Ltd.	Aug 2040 - Sep 2040	251,790	(9,303)	673	(8,630)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CHINA -107.8%
Consumer Discretionary - 111.5%
Automobiles - 111.5%
XPeng Inc A Shares (1)				(20,900)	(243,488)	(9,624)
TOTAL CONSUMER DISCRETIONARY					(243,488)	(9,624)
Industrials - (3.7)%
Air Freight & Logistics - (3.7)%
ZTO Express Cayman Inc A Shares				(450)	(8,302)	321
TOTAL INDUSTRIALS					(8,302)	321
TOTAL CHINA					(251,790)	(9,303)
TOTAL COMMON STOCKS					(251,790)	(9,303)
TOTAL SHORT					(251,790)	(9,303)

TOTAL SWAP COMPONENTS					(251,790)	(9,303)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.31% plus or minus a specified spread ranging from (4.07)% to (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Jul 2029 - Nov 2030	600,123	(6,603)	517	(6,086)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
KOREA (SOUTH) -179.8%
Energy - 179.8%
Oil, Gas & Consumable Fuels - 179.8%
SK Innovation Co Ltd				(618)	(55,735)	(10,940)
TOTAL ENERGY					(55,735)	(10,940)
TOTAL KOREA (SOUTH)					(55,735)	(10,940)
THAILAND -192.7%
Information Technology - 192.7%
Electronic Equipment, Instruments & Components - 192.7%
Delta Electronics Thailand PCL depository receipt				(9,700)	(64,946)	(11,728)
TOTAL INFORMATION TECHNOLOGY					(64,946)	(11,728)
TOTAL THAILAND					(64,946)	(11,728)
TAIWAN -(11.7)%
Communication Services - (21.2)%
Diversified Telecommunication Services - (21.2)%
Chunghwa Telecom Co Ltd				(13,000)	(55,326)	1,293
TOTAL COMMUNICATION SERVICES					(55,326)	1,293
Financials - 9.5%
Insurance - 9.5%
Fubon Financial Holding Co Ltd				(25,625)	(75,931)	(577)
TOTAL FINANCIALS					(75,931)	(577)
TOTAL TAIWAN					(131,257)	716
UNITED STATES -(252.2)%
Health Care - (220.8)%
Health Care Equipment & Supplies - (220.8)%
Becton Dickinson & Co				(809)	(144,576)	7,807
Solventum Corp (1)				(2,299)	(158,723)	5,633
					(303,299)	13,440
TOTAL HEALTH CARE					(303,299)	13,440
Information Technology - (31.4)%
Semiconductors & Semiconductor Equipment - (31.4)%
Texas Instruments Inc				(278)	(44,886)	1,909
TOTAL INFORMATION TECHNOLOGY					(44,886)	1,909
TOTAL UNITED STATES					(348,185)	15,349
TOTAL COMMON STOCKS					(600,123)	(6,603)
TOTAL SHORT					(600,123)	(6,603)

TOTAL SWAP COMPONENTS					(600,123)	(6,603)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 3.54% plus or minus a specified spread ranging from (.29)% to (.10)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Jul 2029 - Jun 2030	352,623	(3,043)	519	(2,524)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
AUSTRALIA -120.5%
Financials - 110.5%
Banks - (13.2)%
Westpac Banking Corp				(5,100)	(129,273)	333
Insurance - 123.7%
Medibank Pvt Ltd				(52,525)	(167,711)	(3,123)
TOTAL FINANCIALS					(296,984)	(2,790)
Health Care - 10.0%
Health Care Providers & Services - 10.0%
Sonic Healthcare Ltd				(4,020)	(55,639)	(253)
TOTAL HEALTH CARE					(55,639)	(253)
TOTAL AUSTRALIA					(352,623)	(3,043)
TOTAL COMMON STOCKS					(352,623)	(3,043)
TOTAL SHORT					(352,623)	(3,043)

TOTAL SWAP COMPONENTS					(352,623)	(3,043)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA benchmark of 2.28% plus or minus a specified spread ranging from (.20)% to (.18)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Jul 2029 - Nov 2030	463,820	22,528	(2,025)	20,503

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CANADA -69.2%
Consumer Discretionary - 65.4%
Broadline Retail - 65.4%
Canadian Tire Corp Ltd Class A				(1,879)	(215,491)	13,409
TOTAL CONSUMER DISCRETIONARY					(215,491)	13,409
Industrials - 3.8%
Construction & Engineering - 3.8%
AtkinsRealis Group Inc				(902)	(63,610)	771
TOTAL INDUSTRIALS					(63,610)	771
TOTAL CANADA					(279,101)	14,180
UNITED STATES -40.7%
Industrials - 40.7%
Commercial Services & Supplies - 40.7%
GFL Environmental Inc Subordinate Voting Shares				(4,225)	(184,719)	8,348
TOTAL INDUSTRIALS					(184,719)	8,348
TOTAL UNITED STATES					(184,719)	8,348
TOTAL COMMON STOCKS					(463,820)	22,528
TOTAL SHORT					(463,820)	22,528

TOTAL SWAP COMPONENTS					(463,820)	22,528

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.05)% plus or minus a specified spread of (.25)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Jul 2029 - Nov 2029	855,019	(19,547)	(23)	(19,570)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SWITZERLAND -99.8%
Communication Services - 6.9%
Diversified Telecommunication Services - 6.9%
Swisscom AG				(313)	(229,281)	(1,353)
TOTAL COMMUNICATION SERVICES					(229,281)	(1,353)
Financials - (16.5)%
Insurance - (16.5)%
Zurich Insurance Group AG				(280)	(194,732)	3,220
TOTAL FINANCIALS					(194,732)	3,220
Health Care - 108.2%
Pharmaceuticals - 108.2%
Sandoz Group AG				(3,735)	(248,304)	(21,167)
TOTAL HEALTH CARE					(248,304)	(21,167)
Industrials - (10.5)%
Building Products - (10.5)%
Geberit AG				(132)	(96,283)	2,045
TOTAL INDUSTRIALS					(96,283)	2,045
Materials - 11.7%
Chemicals - 11.7%
Clariant AG				(9,639)	(86,419)	(2,292)
TOTAL MATERIALS					(86,419)	(2,292)
TOTAL SWITZERLAND					(855,019)	(19,547)
TOTAL COMMON STOCKS					(855,019)	(19,547)
TOTAL SHORT					(855,019)	(19,547)

TOTAL SWAP COMPONENTS					(855,019)	(19,547)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread of (3.30)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Aug 2030	2,726	241	(5)	236

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA benchmark of 3.97% plus or minus a specified spread of .25% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Jul 2029	410,439	20,728	(1,060)	19,668

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED KINGDOM -105.4%
Utilities - 105.4%
Electric Utilities - 88.6%
SSE PLC				13,100	330,026	17,427
Multi-Utilities - 16.8%
National Grid PLC				5,363	80,413	3,301
TOTAL UTILITIES					410,439	20,728
TOTAL UNITED KINGDOM					410,439	20,728
TOTAL COMMON STOCKS					410,439	20,728
TOTAL LONG					410,439	20,728

TOTAL SWAP COMPONENTS					410,439	20,728

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the HIBOR-1M benchmark of 3.43% plus or minus a specified spread of (.05)% on short/long CFDs, respectively, which is denominated in HKD based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Jun 2030	191,868	2,199	293	2,492

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CHINA -88.2%
Industrials - 88.2%
Air Freight & Logistics - 88.2%
ZTO Express Cayman Inc A Shares				(10,400)	(191,868)	2,199
TOTAL INDUSTRIALS					(191,868)	2,199
TOTAL CHINA					(191,868)	2,199
TOTAL SHORT					(191,868)	2,199

TOTAL SWAP COMPONENTS					(191,868)	2,199

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR benchmark of .48% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	JP Morgan Securities PLC	Jul 2029 - Oct 2030	1,672,890	(17,987)	(4,475)	(22,462)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
JAPAN -(29.8)%
Information Technology - (29.8)%
IT Services - (29.8)%
Simplex Holdings Inc				8,600	239,959	6,697
TOTAL INFORMATION TECHNOLOGY					239,959	6,697
TOTAL JAPAN					239,959	6,697
TOTAL LONG					239,959	6,697

SHORT
Common Stocks
JAPAN -109.8%
Communication Services - 3.1%
Entertainment - 3.1%
Capcom Co Ltd				(8,500)	(221,962)	13,810
Nintendo Co Ltd				(2,900)	(247,341)	(14,517)
					(469,303)	(707)
TOTAL COMMUNICATION SERVICES					(469,303)	(707)
Consumer Discretionary - 118.9%
Specialty Retail - 118.9%
Fast Retailing Co Ltd				(800)	(293,696)	(26,699)
TOTAL CONSUMER DISCRETIONARY					(293,696)	(26,699)
Consumer Staples - (32.5)%
Food Products - (13.1)%
Yakult Honsha Co Ltd				(8,300)	(124,061)	2,939
Household Products - (15.9)%
Unicharm Corp				(23,400)	(144,779)	3,564
Personal Care Products - (3.5)%
Shiseido Co Ltd				(15,400)	(259,814)	778
TOTAL CONSUMER STAPLES					(528,654)	7,281
Health Care - 20.3%
Pharmaceuticals - 20.3%
Otsuka Holdings Co Ltd				(2,600)	(141,279)	(4,559)
TOTAL HEALTH CARE					(141,279)	(4,559)
TOTAL JAPAN					(1,432,932)	(24,684)
TOTAL COMMON STOCKS					(1,432,932)	(24,684)
TOTAL SHORT					(1,432,932)	(24,684)

TOTAL SWAP COMPONENTS					(1,192,973)	(17,987)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.27% plus or minus a specified spread ranging from (3.33)% to (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	Jun 2026 - Aug 2027	1,118,859	33,711	(418)	33,293

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
KOREA (SOUTH) -(65.9)%
Energy - (65.9)%
Oil, Gas & Consumable Fuels - (65.9)%
SK Innovation Co Ltd				(1,154)	(104,075)	(21,956)
TOTAL ENERGY					(104,075)	(21,956)
TOTAL KOREA (SOUTH)					(104,075)	(21,956)
UNITED STATES -167.2%
Communication Services - 52.9%
Diversified Telecommunication Services - 52.9%
Verizon Communications Inc				(4,482)	(178,115)	17,614
TOTAL COMMUNICATION SERVICES					(178,115)	17,614
Consumer Discretionary - 4.2%
Hotels, Restaurants & Leisure - 4.2%
Hilton Worldwide Holdings Inc				(948)	(243,598)	1,394
TOTAL CONSUMER DISCRETIONARY					(243,598)	1,394
Health Care - 7.2%
Health Care Equipment & Supplies - 7.2%
Envista Holdings Corp (1)				(4,821)	(98,107)	2,411
TOTAL HEALTH CARE					(98,107)	2,411
Industrials - 86.5%
Professional Services - 86.5%
Equifax Inc				(1,126)	(237,699)	28,792
TOTAL INDUSTRIALS					(237,699)	28,792
Information Technology - (3.3)%
Software - (3.3)%
Crowdstrike Holdings Inc Class A (1)				(297)	(161,274)	(1,104)
TOTAL INFORMATION TECHNOLOGY					(161,274)	(1,104)
Materials - 19.7%
Chemicals - 19.7%
PPG Industries Inc				(982)	(95,991)	6,560
TOTAL MATERIALS					(95,991)	6,560
TOTAL UNITED STATES					(1,014,784)	55,667
TOTAL COMMON STOCKS					(1,118,859)	33,711
TOTAL SHORT					(1,118,859)	33,711

TOTAL SWAP COMPONENTS					(1,118,859)	33,711

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA benchmark of 2.52% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	Nov 2026	130,241	14,406	227	14,633

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.05)% plus or minus a specified spread of .14% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	Jun 2026	198,887	(18,278)	238	(18,040)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -101.3%
Health Care - 101.3%
Pharmaceuticals - 101.3%
Roche Holding AG				614	198,887	(18,278)
TOTAL HEALTH CARE					198,887	(18,278)
TOTAL UNITED STATES					198,887	(18,278)
TOTAL LONG					198,887	(18,278)

TOTAL SWAP COMPONENTS					198,887	(18,278)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	Jun 2026	904,157	(5,195)	(445)	(5,640)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
GERMANY -(321.8)%
Consumer Discretionary - (343.7)%
Automobile Components - (343.7)%
Continental AG				2,165	163,404	19,387
TOTAL CONSUMER DISCRETIONARY					163,404	19,387
Industrials - 21.9%
Electrical Equipment - 21.9%
Siemens Energy AG (1)				2,418	301,247	(1,234)
TOTAL INDUSTRIALS					301,247	(1,234)
TOTAL GERMANY					464,651	18,153
FRANCE -260.3%
Information Technology - 260.3%
IT Services - 260.3%
Sopra Steria Group				484	75,258	(14,682)
TOTAL INFORMATION TECHNOLOGY					75,258	(14,682)
TOTAL FRANCE					75,258	(14,682)
NETHERLANDS -7.8%
Financials - 7.8%
Insurance - 7.8%
NN Group NV				2,182	149,346	(443)
TOTAL FINANCIALS					149,346	(443)
TOTAL NETHERLANDS					149,346	(443)
TOTAL COMMON STOCKS					689,255	3,028
TOTAL LONG					689,255	3,028

SHORT
Common Stocks
GERMANY -104.0%
Consumer Discretionary - 104.0%
Automobiles - 104.0%
Dr Ing hc F Porsche AG				(1,915)	(100,195)	(5,867)
TOTAL CONSUMER DISCRETIONARY					(100,195)	(5,867)
TOTAL GERMANY					(100,195)	(5,867)
SPAIN -19.4%
Communication Services - 15.9%
Diversified Telecommunication Services - 15.9%
Telefonica SA				(12,968)	(65,763)	(896)
TOTAL COMMUNICATION SERVICES					(65,763)	(896)
Financials - 3.5%
Banks - 3.5%
CaixaBank SA				(1,193)	(12,610)	(200)
TOTAL FINANCIALS					(12,610)	(200)
TOTAL SPAIN					(78,373)	(1,096)
FRANCE -23.8%
Health Care - 23.8%
Health Care Equipment & Supplies - 23.8%
EssilorLuxottica SA				(31)	(11,338)	(1,343)
TOTAL HEALTH CARE					(11,338)	(1,343)
TOTAL FRANCE					(11,338)	(1,343)
ITALY -16.7%
Utilities - 16.7%
Electric Utilities - 16.7%
Enel SpA				(1,307)	(13,221)	(941)
TOTAL UTILITIES					(13,221)	(941)
TOTAL ITALY					(13,221)	(941)
NETHERLANDS -(18.2)%
Communication Services - (18.2)%
Entertainment - (18.2)%
Universal Music Group NV				(439)	(11,775)	1,024
TOTAL COMMUNICATION SERVICES					(11,775)	1,024
TOTAL NETHERLANDS					(11,775)	1,024
TOTAL COMMON STOCKS					(214,902)	(8,223)
TOTAL SHORT					(214,902)	(8,223)

TOTAL SWAP COMPONENTS					474,353	(5,195)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the NIBOR-1M benchmark of 4.05% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in NOK based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	Jun 2026	238,532	22,655	603	23,258

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
NORWAY -97.4%
Energy - 10.7%
Oil, Gas & Consumable Fuels - 10.7%
Equinor ASA				(6,886)	(164,929)	2,479
TOTAL ENERGY					(164,929)	2,479
Industrials - 86.7%
Aerospace & Defense - 86.7%
Kongsberg Gruppen ASA				(2,878)	(73,603)	20,176
TOTAL INDUSTRIALS					(73,603)	20,176
TOTAL NORWAY					(238,532)	22,655
TOTAL COMMON STOCKS					(238,532)	22,655
TOTAL SHORT					(238,532)	22,655

TOTAL SWAP COMPONENTS					(238,532)	22,655

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the STIBO-1M benchmark of 1.88% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	Morgan Stanley & Co. International PLC	Jun 2026	290,125	(10,284)	(36)	(10,320)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
SWEDEN -88.5%
Communication Services - 88.5%
Wireless Telecommunication Services - 88.5%
Tele2 AB B Shares				9,744	154,310	(9,132)
TOTAL COMMUNICATION SERVICES					154,310	(9,132)
TOTAL SWEDEN					154,310	(9,132)
TOTAL LONG					154,310	(9,132)

SHORT
Common Stocks
SWEDEN -11.1%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Hexagon AB B Shares				(1,034)	(12,604)	(46)
TOTAL INFORMATION TECHNOLOGY					(12,604)	(46)
Materials - 10.7%
Paper & Forest Products - 10.7%
Svenska Cellulosa AB SCA B Shares				(9,235)	(123,211)	(1,106)
TOTAL MATERIALS					(123,211)	(1,106)
TOTAL SWEDEN					(135,815)	(1,152)
TOTAL COMMON STOCKS					(135,815)	(1,152)
TOTAL SHORT					(135,815)	(1,152)

TOTAL SWAP COMPONENTS					18,495	(10,284)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.31% plus or minus a specified spread ranging from .07% to .13% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	Oct 2026 - Aug 2028	1,661,671	6,436	349	6,785

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
TAIWAN -(16.6)%
Financials - (16.6)%
Insurance - (16.6)%
Fubon Financial Holding Co Ltd				(37,925)	(112,378)	(1,124)
TOTAL FINANCIALS					(112,378)	(1,124)
TOTAL TAIWAN					(112,378)	(1,124)
UNITED STATES -111.5%
Consumer Staples - 103.4%
Consumer Staples Distribution & Retail - 103.4%
Costco Wholesale Corp				(282)	(257,029)	7,016
TOTAL CONSUMER STAPLES					(257,029)	7,016
Financials - (190.5)%
Capital Markets - (99.0)%
Cboe Global Markets Inc				(1,116)	(274,134)	(6,718)
Financial Services - (91.5)%
PayPal Holdings Inc (1)				(3,337)	(231,154)	(6,207)
TOTAL FINANCIALS					(505,288)	(12,925)
Health Care - 308.9%
Health Care Equipment & Supplies - 308.9%
ResMed Inc				(988)	(243,917)	20,955
TOTAL HEALTH CARE					(243,917)	20,955
Industrials - (110.3)%
Electrical Equipment - (233.1)%
Rockwell Automation Inc				(764)	(281,427)	(15,815)
Trading Companies & Distributors - 122.8%
Fastenal Co				(6,358)	(261,632)	8,329
TOTAL INDUSTRIALS					(543,059)	(7,486)
TOTAL UNITED STATES					(1,549,293)	(7,560)
TOTAL COMMON STOCKS					(1,661,671)	6,436
TOTAL SHORT					(1,661,671)	6,436

TOTAL SWAP COMPONENTS					(1,661,671)	6,436

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread of .13% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	Oct 2026	619,838	(32,269)	620	(31,649)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
FRANCE -105.1%
Health Care - 105.1%
Health Care Equipment & Supplies - 105.1%
EssilorLuxottica SA				(702)	(256,747)	(33,273)
TOTAL HEALTH CARE					(256,747)	(33,273)
TOTAL FRANCE					(256,747)	(33,273)
ITALY -10.3%
Utilities - 10.3%
Electric Utilities - 10.3%
Enel SpA				(11,810)	(119,467)	(3,254)
TOTAL UTILITIES					(119,467)	(3,254)
TOTAL ITALY					(119,467)	(3,254)
NETHERLANDS -(13.5)%
Communication Services - (13.5)%
Entertainment - (13.5)%
Universal Music Group NV				(9,083)	(243,624)	4,258
TOTAL COMMUNICATION SERVICES					(243,624)	4,258
TOTAL NETHERLANDS					(243,624)	4,258
TOTAL COMMON STOCKS					(619,838)	(32,269)
TOTAL SHORT					(619,838)	(32,269)

TOTAL SWAP COMPONENTS					(619,838)	(32,269)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the STIBO-1M benchmark of 1.92% plus or minus a specified spread of .13% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	Oct 2026	264,039	(6,731)	249	(6,482)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SWEDEN -103.8%
Information Technology - 103.8%
Electronic Equipment, Instruments & Components - 103.8%
Hexagon AB B Shares				(21,661)	(264,039)	(6,731)
TOTAL INFORMATION TECHNOLOGY					(264,039)	(6,731)
TOTAL SWEDEN					(264,039)	(6,731)
TOTAL SHORT					(264,039)	(6,731)

TOTAL SWAP COMPONENTS					(264,039)	(6,731)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 4.31% plus or minus a specified spread ranging from (.24)% to (.09)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	UBS AG	Jun 2027 - Jul 2027	1,587,638	69,018	(1,247)	67,771

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
TAIWAN -14.7%
Communication Services - 7.1%
Diversified Telecommunication Services - 7.1%
Chunghwa Telecom Co Ltd				(51,000)	(217,048)	4,783
TOTAL COMMUNICATION SERVICES					(217,048)	4,783
Information Technology - 7.6%
Electronic Equipment, Instruments & Components - 7.6%
Largan Precision Co Ltd				(3,000)	(215,901)	5,149
TOTAL INFORMATION TECHNOLOGY					(215,901)	5,149
TOTAL TAIWAN					(432,949)	9,932
UNITED STATES -87.3%
Communication Services - 4.2%
Diversified Telecommunication Services - 4.2%
AT&T Inc				(7,224)	(178,794)	2,817
TOTAL COMMUNICATION SERVICES					(178,794)	2,817
Consumer Discretionary - 35.8%
Specialty Retail - 26.9%
Advance Auto Parts Inc				(2,451)	(115,516)	18,211
Textiles, Apparel & Luxury Goods - 8.9%
Deckers Outdoor Corp (1)				(1,103)	(89,895)	6,000
TOTAL CONSUMER DISCRETIONARY					(205,411)	24,211
Health Care - 64.6%
Health Care Equipment & Supplies - 64.6%
Baxter International Inc				(9,799)	(180,988)	44,585
TransMedics Group Inc (1)				(819)	(107,731)	(835)
					(288,719)	43,750
TOTAL HEALTH CARE					(288,719)	43,750
Industrials - (17.3)%
Aerospace & Defense - (17.3)%
Howmet Aerospace Inc				(1,575)	(324,371)	(11,718)
TOTAL INDUSTRIALS					(324,371)	(11,718)
Information Technology - 0.0%
IT Services - 0.0%
IBM Corporation				(512)	(157,394)	26
TOTAL INFORMATION TECHNOLOGY					(157,394)	26
TOTAL UNITED STATES					(1,154,689)	59,086
TOTAL COMMON STOCKS					(1,587,638)	69,018
TOTAL SHORT					(1,587,638)	69,018

TOTAL SWAP COMPONENTS					(1,587,638)	69,018

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.05)% plus or minus a specified spread ranging from (.41)% to (.20)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	UBS AG	Aug 2028	199,724	13,760	(157)	13,603

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SWITZERLAND -101.2%
Industrials - 101.2%
Machinery - 101.2%
Schindler Holding AG				(592)	(199,724)	13,760
TOTAL INDUSTRIALS					(199,724)	13,760
TOTAL SWITZERLAND					(199,724)	13,760
TOTAL SHORT					(199,724)	13,760

TOTAL SWAP COMPONENTS					(199,724)	13,760

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 1.93% plus or minus a specified spread ranging from (.25)% to (.10)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	UBS AG	Aug 2027	1,240,787	(6,023)	413	(5,610)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
GERMANY -46.8%
Consumer Discretionary - 46.8%
Automobiles - 46.8%
Volkswagen AG				(2,281)	(237,536)	(2,628)
TOTAL CONSUMER DISCRETIONARY					(237,536)	(2,628)
TOTAL GERMANY					(237,536)	(2,628)
SPAIN -218.1%
Financials - 218.1%
Banks - 218.1%
CaixaBank SA				(24,551)	(259,498)	(12,236)
TOTAL FINANCIALS					(259,498)	(12,236)
TOTAL SPAIN					(259,498)	(12,236)
ITALY -165.9%
Financials - 165.9%
Banks - 165.9%
Banco BPM SpA				(17,993)	(261,423)	(9,309)
TOTAL FINANCIALS					(261,423)	(9,309)
TOTAL ITALY					(261,423)	(9,309)
NETHERLANDS -(113.4)%
Financials - (113.4)%
Capital Markets - (113.4)%
Euronext NV				(1,764)	(252,126)	6,363
TOTAL FINANCIALS					(252,126)	6,363
TOTAL NETHERLANDS					(252,126)	6,363
UNITED STATES -(210.1)%
Consumer Discretionary - (210.1)%
Automobiles - (210.1)%
Stellantis NV				(22,752)	(230,204)	11,787
TOTAL CONSUMER DISCRETIONARY					(230,204)	11,787
TOTAL UNITED STATES					(230,204)	11,787
TOTAL COMMON STOCKS					(1,240,787)	(6,023)
TOTAL SHORT					(1,240,787)	(6,023)

TOTAL SWAP COMPONENTS					(1,240,787)	(6,023)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA benchmark of 3.97% plus or minus a specified spread ranging from (.22)% to (.10)% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	UBS AG	Mar 2028	744,395	1,530	521	2,051

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
UNITED KINGDOM -74.6%
Consumer Discretionary - 889.5%
Diversified Consumer Services - 553.2%
Pearson PLC				(14,674)	(204,233)	11,348
Textiles, Apparel & Luxury Goods - 336.3%
Burberry Group PLC (1)				(13,992)	(227,468)	6,899
TOTAL CONSUMER DISCRETIONARY					(431,701)	18,247
Financials - (814.9)%
Banks - (814.9)%
Barclays PLC				(58,299)	(312,694)	(16,717)
TOTAL FINANCIALS					(312,694)	(16,717)
TOTAL UNITED KINGDOM					(744,395)	1,530
TOTAL COMMON STOCKS					(744,395)	1,530
TOTAL SHORT					(744,395)	1,530

TOTAL SWAP COMPONENTS					(744,395)	1,530

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR benchmark of .48% plus or minus a specified spread of .22% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	UBS AG	Jun 2027	89,504	(3,845)	1,450	(2,395)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the NIBOR-1M benchmark of 4.13% plus or minus a specified spread ranging from (.35)% to (.25)% on short/long CFDs, respectively, which is denominated in NOK based on the local currencies of the positions within the swap as applicable.	UBS AG	Aug 2028	103,142	13,977	(91)	13,886

(1) Non-income producing.

Benchmark Abbreviations
BBSW-1M	Bank Bill Swap Rate
CORRA	Canadian Overnight Repo Rate Average
ESTR-1D	Euro Short-Term Rate
HIBOR-1M	Hong Kong Interbank Offered Rate
NIBOR-1M	Norwegian Interbank Offered Rate
SARON-1D	Swiss Average Rate Overnight
SOFR-1D	Secured Overnight Financing Rate
SONIA	Sterling Overnight Average
STIBO-1M	Stockholm Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese (Peoples Rep) Yuan
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $960,103 or 6.0% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $960,103 or 6.0% of net assets.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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